Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Restatement [Member] Preferred Stock [Member] Founders Convertible Preferred Stock [Member]		Restatement [Member] Preferred Stock [Member] Series A-1 Convertible Preferred Stock [Member]		Restatement [Member] Preferred Stock [Member] Series A-2 Convertible Preferred Stock [Member]		Restatement [Member] Common Stock [Member]		Restatement [Member] Additional Paid-in Capital [Member]	Restatement [Member] AOCI Attributable to Parent [Member]	Restatement [Member] Retained Earnings [Member]	Restatement [Member] Noncontrolling Interest [Member]	Restatement [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]		Preferred Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A-2 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member]		Preferred Stock [Member] Series A2 Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]		AOCI Attributable to Parent [Member]		Retained Earnings [Member]		Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	[1]														$ 1,354				$ 3,721		$ 3,926				$ 13,318		$ (1)		$ (44,929)			$ (31,612)
Balance, shares at Dec. 31, 2021	[1]														432,982				173,421		95,225		829,481
Issuance of common stock in lieu of cash for services																									205							205
Issuance of common stock in lieu of cash for services, shares																							5,786
Stock-based compensation																									4,522							4,522
Foreign currency translation adjustments																											(13)					(13)
Net loss																													(25,427)			(25,427)
Exercise of common stock options																									114							$ 114
Exercise of common stock options, shares																							10,974
Issuance of common stock in lieu of cash per settlement agreement , shares																																10,974
Issuance of restricted stock units for liability settlement
Issuance of preferred stock upon conversion of related party convertible notes payable															0				$ 150		$ 450		$ 0		0		0		0			0
Issuance of preferred stock upon conversion of related party convertible notes payable, Shares																			6,244		10,703
Issuance of common stock in lieu of cash per settlement agreement																									1,621							1,621
Issuance of common stock in lieu of cash per settlement agreement, shares																							10,514
Issuance of common stock in lieu of cash interest for term notes payable																									150							150
Issuance of common stock in lieu of cash interest for term notes payable, shares																							1,618
Balance at Dec. 31, 2022		$ 1,354		$ 3,871		$ 4,376				$ 19,930	$ (14)	$ (70,356)		$ (50,440)	$ 1,354	[1]			$ 3,871	[1]	$ 4,376	[1]		[1]	19,930	[1]	(14)	[1]	(70,356)	[1]		(50,440)	[2]
Balance, shares at Dec. 31, 2022		432,982	[3]	179,665	[3]	105,928	[3]	858,373	[3]						432,982	[1]			179,665	[1]	105,928	[1]	858,373	[1]
Stock-based compensation										1,434				1,434
Foreign currency translation adjustments											2			2
Net loss												(6,462)		(6,462)
Issuance of common stock per short term loan agreement dated 1/3/23										45				45
Issuance of common stock per short term loan agreement dated 1/3/23, shares	[3]																						540
Issuance of common stock per short term loan agreement dated 1/4/23										23				23
Issuance of common stock per short term loan agreement dated 1/4/23, shares	[3]																						270
Issuance of common stock per short term loan agreements (various)										119				119
Issuance of common stock per short term loan agreements (various), shares	[3]																						2,165
Exercise of common stock options										181				181
Exercise of common stock options, shares																							15,609
Balance at Mar. 31, 2023															$ 1,354		$ 3,871	$ 4,376							21,732		(12)		(76,818)			(55,098)
Balance, shares at Mar. 31, 2023	[3]																						876,957
Balance at Dec. 31, 2022		$ 1,354		$ 3,871		$ 4,376				19,930	(14)	(70,356)		(50,440)	$ 1,354	[1]			$ 3,871	[1]	$ 4,376	[1]		[1]	19,930	[1]	(14)	[1]	(70,356)	[1]		(50,440)	[2]
Balance, shares at Dec. 31, 2022		432,982	[3]	179,665	[3]	105,928	[3]	858,373	[3]						432,982	[1]			179,665	[1]	105,928	[1]	858,373	[1]
Issuance of common stock in lieu of cash for SEPA commitment fee
Net loss																																$ (20,987)
Exercise of common stock options, shares																																19,773
Issuance of common stock in lieu of cash per settlement agreement , shares																																718,574
Balance at Sep. 30, 2023																									90,253		(4)		(91,343)			$ (1,094)
Balance, shares at Sep. 30, 2023																							3,543,643
Balance at Dec. 31, 2022		$ 1,354		$ 3,871		$ 4,376				19,930	(14)	(70,356)		(50,440)	$ 1,354	[1]			$ 3,871	[1]	$ 4,376	[1]		[1]	19,930	[1]	(14)	[1]	(70,356)	[1]		(50,440)	[2]
Balance, shares at Dec. 31, 2022		432,982	[3]	179,665	[3]	105,928	[3]	858,373	[3]						432,982	[1]			179,665	[1]	105,928	[1]	858,373	[1]
Issuance of warrants for deferred compensation settlement in connection with Merger																									705							705
Financing fees in connection with Merger																									(2,708)							(2,708)
Stock-based compensation																									4,809							4,809
Foreign currency translation adjustments																											(33)					(33)
Net loss																													(29,216)			(29,216)
Issuance of common stock for Calidi debt settlement in connection with Merger																									2,234							2,234
Issuance of common stock for Calidi debt settlement in connection with merger , shares																							38,782
Exercise of common stock options																									281							$ 281
Exercise of common stock options, shares																							19,773									19,773
Conversion of preferred stock into common stock															$ (1,354)				$ (3,871)		$ (4,376)				9,601							$ 9,601
Conversion of preferred stock into common stock , shares															(432,982)				(179,665)		(105,928)		718,574
Issuance of common stock in lieu of cash per settlement agreement																									11							11
Issuance of common stock with term notes as interest paid in kind and other , shares																							4,282
Issuance of common stock for deferred compensation settlement in connection with Merger																									333							333
Issuance of common stock for deferred compensation settlement in connection with merger ,shares																							4,683
Issuance of common stock to Calidi stockholders as result of Merger																							$ 2		56,101							56,101
Issuance of common stock to Calidi stockholders as result of Merger, shares																							1,676,919
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger																									2,763							2,763
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with merger ,shares																							130,682
Issuance of common stock under Forward Purchase Agreement in connection with Merger																									4,520							4,520
Issuance of common stock under Forward Purchase Agreement in connection with merger, shares																							100,000
Assumed liabilities from Merger																									(6,831)							(6,831)
Assumed warrant liability from Merger																									(3,389)							(3,389)
Issuance of common stock with term notes as interest paid in kind and other																									272							$ 272
Issuance of common stock in lieu of cash per settlement agreement , shares																							155									718,574
Series B financing costs																									2,680							$ 2,680
Issuance of restricted stock units for liability settlement																									72							72
Balance at Dec. 31, 2023								$ 1		91,383	(47)	(99,572)		(8,235)											91,384		(47)		(99,572)			(8,235)	[2]
Balance, shares at Dec. 31, 2023								3,552,223,000								[1]				[1]		[1]	3,552,223	[1]
Balance at Mar. 31, 2023															$ 1,354		$ 3,871	$ 4,376							21,732		(12)		(76,818)			(55,098)
Balance, shares at Mar. 31, 2023	[3]																						876,957
Financing fees in connection with Merger																									2,680							2,680
Stock-based compensation																									1,080							1,080
Foreign currency translation adjustments																											(5)					(5)
Net loss																													(12,501)			(12,501)
Issuance of common stock per short term loan agreements (various)																									85							85
Issuance of common stock per short term loan agreements (various), shares	[3]																						1,307
Exercise of common stock options																									50							50
Exercise of common stock options, shares																							2,082
Balance at Jun. 30, 2023															$ 1,354		$ 3,871	$ 4,376							25,627		(17)		(89,319)			(63,709)
Balance, shares at Jun. 30, 2023	[3]														432,982		179,665	105,928					880,346
Stock-based compensation																									1,109							1,109
Foreign currency translation adjustments																											13					13
Net loss																													(2,024)			(2,024)
Exercise of common stock options																									50							50
Exercise of common stock options, shares																							2,082
Conversion of preferred stock into common stock															$ (1,354)		$ (3,871)	$ (4,376)							9,601							9,601
Conversion of preferred stock into common stock , shares															(432,982)		(179,665)	(105,928)					718,574
Issuance of common stock in lieu of cash per settlement agreement																									11							11
Issuance of common stock with term notes as interest paid in kind and other , shares																							155
Issuance of common stock for Calidi debt settlement in connection with Merger																									2,234							2,234
Issuance of common stock for Calidi debt settlement in connection with merger , shares																							38,782
Issuance of common stock for deferred compensation settlement in connection with Merger																									333							333
Issuance of common stock for deferred compensation settlement in connection with merger ,shares																							4,683
Issuance of common stock to Calidi stockholders as result of Merger																									56,101							56,101
Issuance of common stock to Calidi stockholders as result of Merger, shares																							1,668,339
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger																									2,763							2,763
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with merger ,shares																							130,682
Issuance of common stock under Forward Purchase Agreement in connection with Merger																									4,520							4,520
Issuance of common stock under Forward Purchase Agreement in connection with merger, shares																							100,000
Issuance of warrants for deferred compensation settlement in connection with Merger																									705							705
Assumed liabilities from Merger																									(6,808)							(6,808)
Assumed warrant liability from Merger																									(3,389)							(3,389)
Deferred financing fees in connection with Merger																									(2,604)							(2,604)
Balance at Sep. 30, 2023																									90,253		(4)		(91,343)			(1,094)
Balance, shares at Sep. 30, 2023																							3,543,643
Balance at Dec. 31, 2023								$ 1		91,383	(47)	(99,572)		(8,235)											91,384		(47)		(99,572)			(8,235)	[2]
Balance, shares at Dec. 31, 2023								3,552,223,000								[1]				[1]		[1]	3,552,223	[1]
Issuance of common stock in lieu of cash for services										29				29
Issuance of common stock in lieu of cash for services, shares																							5,000
Issuance of common stock in lieu of cash for SEPA commitment fee										81				81
Issuance of common stock in lieu of cash for SEPA commitment fee, shares																							13,875
Issuance of common stock to Calidi stockholders as result of Merger
Issuance of common stock to Calidi stockholders as result of Merger, shares																							1,581
Issuance of warrants for deferred compensation settlement in connection with Merger										158				158
Financing fees in connection with Merger										(327)				(327)
Stock-based compensation										888				888
Foreign currency translation adjustments											58			58
Net loss												(7,225)		(7,225)
Balance at Mar. 31, 2024																							$ 1		92,212		11		(106,797)			(14,573)
Balance, shares at Mar. 31, 2024																							6,469,115
Balance at Dec. 31, 2023								$ 1		91,383	(47)	(99,572)		(8,235)											91,384		(47)		(99,572)			(8,235)	[2]
Balance, shares at Dec. 31, 2023								3,552,223,000								[1]				[1]		[1]	3,552,223	[1]
Issuance of common stock in lieu of cash for SEPA commitment fee																																81
Net loss																																$ (18,061)
Issuance of common stock for Calidi debt settlement in connection with merger , shares																							441,696
Issuance of common stock in lieu of cash per settlement agreement , shares																																125,847
Balance at Sep. 30, 2024																							$ 1		107,408		(74)		(117,618)		485	$ (9,798)
Balance, shares at Sep. 30, 2024																							9,310,522
Balance at Dec. 31, 2023								$ 1		$ 91,383	$ (47)	$ (99,572)		$ (8,235)											91,384		(47)		(99,572)			(8,235)	[2]
Balance, shares at Dec. 31, 2023								3,552,223,000								[1]				[1]		[1]	3,552,223	[1]
Balance at Mar. 31, 2024																							$ 1		92,212		11		(106,797)			(14,573)
Balance, shares at Mar. 31, 2024																							6,469,115
Stock-based compensation																									751							751
Foreign currency translation adjustments																											(38)					(38)
Net loss																													(5,767)			(5,767)
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs																									4,822							4,822
Issuance of common shares and pre-funded warrants through April Public Offering, net of financing costs, shares																							1,323,250
Issuance of common stock for Calidi debt settlement in connection with Merger																									1,028							1,028
Issuance of common stock for Calidi debt settlement in connection with merger , shares																							256,886
Issuance of common shares through May Inducement Offer, net of financing costs																									1,818							1,818
Issuance of common shares through May Inducement Offer, net of financing costs, shares																							1,069,800
Exercise of common stock warrants																									100							100
Exercise of common stock warrants, shares																							50,000
Exercise of pre-funded warrants																									2							2
Exercise of pre-funded warrants, shares																							196,500
Issuance of RSUs for liability settlement																									105							105
Balance at Jun. 30, 2024																							$ 1		100,838		(27)		(112,564)			(11,752)
Balance, shares at Jun. 30, 2024																							3,572,679
Issuance of warrants for deferred compensation settlement in connection with Merger																									150							150
Stock-based compensation																									691							691
Foreign currency translation adjustments																											(47)					(47)
Net loss																													(5,054)		(15)	(5,069)
Issuance of common stock for Calidi debt settlement in connection with Merger																									211							211
Issuance of common stock for Calidi debt settlement in connection with merger , shares																							184,810
Exercise of common stock warrants																									2,736							2,736
Exercise of common stock warrants, shares																							1,737,500
Issuance of common stock for liability settlement																									282							282
Issuance of common stock for liability settlement, shares																							120,847
Issuance of common stock for legal settlement, shares																							20,000
Issuance of common stock for Reverse Stock Split fractional shares
Issuance of common stock for Reverse Stock Split fractional shares, shares																							79,438
Issuance of common shares and warrants per subscription agreement																									1,000							1,000
Issuance of common shares and warrants per subscription agreement, shares																							698,812
Investment in Nova Cell																									1,500						500	2,000
Balance at Sep. 30, 2024																							$ 1		$ 107,408		$ (74)		$ (117,618)		$ 485	$ (9,798)
Balance, shares at Sep. 30, 2024																							9,310,522

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[3]	Retroactively restated for reverse recapitalization.